Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2023
Securitizations
Securitizations and asset-backed financings
in	2023	2022	2021
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	0	6	(7)
Proceeds from transfer of assets [2]	0	3,401	3,525
Cash received on interests that continue to be held	18	49	42
RMBS
Net gain/(loss) [1]	0	(2)	70
Proceeds from transfer of assets [3]	0	7,534	37,048
Purchases of previously transferred financial assets or its underlying collateral	0	0	(1,604)
Servicing fees	12	24	2
Cash received on interests that continue to be held	51	675	1,088
Other asset-backed financings
Net gain [1]	7	16	65
Proceeds from transfer of assets [4]	7,008	6,740	12,129
Purchases of previously transferred financial assets or its underlying collateral	(232)	(1,479)	(1,323)
Fees [5]	217	192	165
Cash received on interests that continue to be held	301	153	14
1
Includes primarily underwriting revenues, deferred origination fees and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization.

2 Included the receipt of non-cash beneficial interests (including risk retention securities) of CHF 0 million, CHF 512 million and CHF 180 million in 2023, 2022 and 2021, respectively.
3 Included the receipt of non-cash beneficial interests (including risk retention securities) of CHF 0 million, CHF 1,081 million and CHF 3,072 million in 2023, 2022 and 2021, respectively.
4
Included the receipt of non-cash beneficial interests (including risk retention securities) and seller financing of CHF 4,186 million, CHF 168 million and CHF 54 million in 2023, 2022 and 2021, respectively.

5 Represents primarily management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2023	2022
CHF million
CMBS	4,195	17,193
RMBS	22,169	41,552
Other asset-backed financings	20,154	21,939
Principal amount outstanding relates to assets transferred from the Bank and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2022							2021
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			486				847			196				2,594
of which level 2			415				762			170				2,126
of which level 3			71				85			26				468
Weighted-average life, in years			4.1				9.5			5.2				5.3
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.0	–	22.2			–	[2]	3.0	–	37.7
Cash flow discount rate (rate per annum), in % [3]	3.5	–	15.7		2.8	–	53.8	1.8	–	5.0		1.0	–	33.4
Expected credit losses (rate per annum), in % [4]	2.7	–	5.6		1.3	–	49.8	0.9	–	4.3		0.1	–	32.5
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2023											2022
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			69				273			359				517				1,050			519
of which non-investment grade			27				91			15				111				137			34
Weighted-average life, in years			0.6				8.1			4.5				2.8				9.0			5.1
Prepayment speed assumption (rate per annum), in % [3]			–		4.1	–	20.4			–				–		2.4	–	21.4			–
Impact on fair value from 10% adverse change			–				(2.2)			–				–				(16.5)			–
Impact on fair value from 20% adverse change			–				(4.6)			–				–				(32.7)			–
Cash flow discount rate (rate per annum), in % [4]	27.8	–	40.8		6.5	–	28.1	3.2	–	39.6		5.4	–	42.1		4.4	–	29.6	4.1	–	41.9
Impact on fair value from 10% adverse change			(0.4)				(10.4)			(7.5)				(8.2)				(41.6)			(10.5)
Impact on fair value from 20% adverse change			(0.8)				(20.1)			(14.6)				(16.1)				(79.6)			(20.5)
Expected credit losses (rate per annum), in % [5]	21.7	–	35.3		2.6	–	24.2	0.7	–	35.8		1.1	–	29.2		1.5	–	25.5	0.5	–	37.9
Impact on fair value from 10% adverse change			(0.4)				(5.3)			(4.3)				(4.6)				(19.7)			(5.7)
Impact on fair value from 20% adverse change			(0.7)				(10.3)			(8.3)				(9.1)				(38.2)			(11.1)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2023	2022
CHF million
Other asset-backed financings
Trading assets	36	366
Other assets	178	154
Liability to SPEs, included in other liabilities	(214)	(520)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2023	2022
CHF billion
Government debt securities	2.8	17.1
Corporate debt securities	1.0	6.9
Asset-backed securities	0.0	0.9
Equity securities	0.0	0.2
Other	0.0	5.1
Securities sold under repurchase agreements	3.8	30.2
Government debt securities	0.0	0.2
Corporate debt securities	0.0	0.3
Asset-backed securities	0.0	0.2
Equity securities	0.1	0.1
Other	0.0	0.1
Securities lending transactions	0.1	0.9
Government debt securities	1.0	1.2
Corporate debt securities	0.1	0.4
Asset-backed securities	0.1	0.1
Equity securities	1.0	1.3
Other	0.0	0.0
Obligation to return securities received as collateral, at fair value	2.2	3.0
Total	6.1	34.1
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
		Remaining contractual maturities
end of	No stated maturity	Up to 30 days	[1]	31-90 days	More than 90 days	Total
2023 (CHF billion)
Securities sold under repurchase agreements	0.4	2.5		0.3	0.6	3.8
Securities lending transactions	0.1	0.0		0.0	0.0	0.1
Obligation to return securities received as collateral, at fair value	2.2	0.0		0.0	0.0	2.2
Total	2.7	2.5		0.3	0.6	6.1
2022 (CHF billion)
Securities sold under repurchase agreements	4.1	12.8		5.9	7.4	30.2
Securities lending transactions	0.5	0.2		0.0	0.2	0.9
Obligation to return securities received as collateral, at fair value	3.0	0.0		0.0	0.0	3.0
Total	7.6	13.0		5.9	7.6	34.1
1 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2023 (CHF million)
Cash and due from banks	0	40	79	8	25	9	161
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0	1	0	0	1
Trading assets	0	0	723	20	372	0	1,115
Other investments	0	0	0	39	439	0	478
Net loans	0	0	0	0	15	146	161
Other assets	0	22	1,113	34	105	138	1,412
of which loans held-for-sale	0	21	78	21	0	0	120
of which premises and equipment	0	0	0	0	0	0	0
Total assets of consolidated VIEs	0	62	1,915	102	956	293	3,328
Trading liabilities	0	0	0	0	3	0	3
Short-term borrowings	0	0	0	10	0	0	10
Long-term debt	0	0	1,392	0	0	100	1,492
Other liabilities	0	3	2	12	38	72	127
Total liabilities of consolidated VIEs	0	3	1,394	22	41	172	1,632
2022 (CHF million)
Cash and due from banks	15	94	68	17	24	11	229
Trading assets	0	954	1,154	23	457	0	2,588
Other investments	0	0	0	58	587	136	781
Net loans	0	3,260	0	0	16	134	3,410
Other assets	281	2,466	1,349	39	42	417	4,594
of which loans held-for-sale	279	2,445	119	21	0	0	2,864
Total assets of consolidated VIEs	296	6,774	2,571	137	1,126	698	11,602
Trading liabilities	0	1,057	0	0	6	0	1,063
Short-term borrowings	0	3,124	0	13	0	0	3,137
Long-term debt	84	0	1,860	0	0	152	2,096
Other liabilities	0	49	2	19	49	70	189
Total liabilities of consolidated VIEs	84	4,230	1,862	32	55	222	6,485

Non-consolidated VIEs
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
2023 (CHF million)
Trading assets	222	0		1,823	549	8	865	3,467
Net loans	1	24		1,895	1,108	8,926	749	12,703
Other assets	8	0		2	97	67	291	465
Total variable interest assets	231	24		3,720	1,754	9,001	1,905	16,635
Maximum exposure to loss	233	48		3,864	1,754	11,097	2,082	19,078
Total assets of non-consolidated VIEs	8,184	162		35,637	96,260	28,055	4,225	172,523
2022 (CHF million)
Trading assets	214	0		3,877	750	7	1,816	6,664
Net loans	314	1,440		2,521	1,934	7,617	2,201	16,027
Other assets	6	0		3	122	4	884	1,019
Total variable interest assets	534	1,440		6,401	2,806	7,628	4,901	23,710
Maximum exposure to loss	547	4,374		9,514	2,806	9,999	5,490	32,730
Total assets of non-consolidated VIEs	9,713	7,297		79,322	115,900	38,632	14,620	265,484
1 Includes liquidity facilities provided to third-party CP conduits through Alpine.